Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Short Term Municipal Bond Fund
Entity Central Index Key	0000810305
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000079007 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Short Term Municipal Bond Fund
Class Name	Class A
Trading Symbol	DMBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Short Term Municipal Bond Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$65	0.64%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 65	[1]
Expense Ratio, Percent	0.64%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended March 31, 2025, the Fund’s Class A shares returned 2.95%.
  In comparison, the Bloomberg Municipal Bond 1-3 Year Blend Index (the “Index”) returned 3.48% for the same period.
What affected the Fund’s performance?
  The municipal bond market rose during the reporting period, driven by elevated yields. High-yield municipals and shorter-dated municipals outperformed investment-grade and longer-duration municipals.
  The Fund’s performance relative to the Index benefited from its excess yield and exposure to lower-rated municipals.
  Longer-dated exposure, as well as exposure to essential service issuers, detracted from relative returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 1 , 2015 through March 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond 1-3 Year Blend Index on 3/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of March 31, 2025.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 3/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 2.50%	0.40%	0.34%	0.60%
without Sales Charge	2.95%	0.85%	0.85%
Bloomberg U.S. Municipal Bond Index (broad-based index)*	1.22%	1.07%	2.13%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.48%	1.43%	1.40%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of March 31, 2025.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of March 31, 2025.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 130,000,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 278,525
Investment Company Portfolio Turnover	41.53%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$130	106	$278,525	41.53%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 3/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000000147 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Short Term Municipal Bond Fund
Class Name	Class D
Trading Symbol	DSIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Short Term Municipal Bond Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D*	$50	0.49%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 50	[2]
Expense Ratio, Percent	0.49%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended March 31, 2025, the Fund’s Class D shares returned 3.10%.
  In comparison, the Bloomberg Municipal Bond 1-3 Year Blend Index (the “Index”) returned 3.48% for the same period.
What affected the Fund’s performance?
  The municipal bond market rose during the reporting period, driven by elevated yields. High-yield municipals and shorter-dated municipals outperformed investment-grade and longer-duration municipals.
  The Fund’s performance relative to the Index benefited from its excess yield and exposure to lower-rated municipals.
  Longer-dated exposure, as well as exposure to essential service issuers, detracted from relative returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 1 , 2015 through March 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class D shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond 1-3 Year Blend Index on 3/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of March 31, 2025.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 3/31/25 )
Share Class	1YR	5YR	10YR
Class D	3.10%	1.00%	1.00%
Bloomberg U.S. Municipal Bond Index (broad-based index)*	1.22%	1.07%	2.13%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.48%	1.43%	1.40%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of March 31, 2025.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of March 31, 2025.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter .
Net Assets	$ 130,000,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 278,525
Investment Company Portfolio Turnover	41.53%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$130	106	$278,525	41.53%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 3/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000073380 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Short Term Municipal Bond Fund
Class Name	Class I
Trading Symbol	DIMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Short Term Municipal Bond Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$40	0.39%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 40	[3]
Expense Ratio, Percent	0.39%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended March 31, 2025, the Fund’s Class I shares returned 3.20%.
  In comparison, the Bloomberg Municipal Bond 1-3 Year Blend Index (the “Index”) returned 3.48% for the same period.
What affected the Fund’s performance?
  The municipal bond market rose during the reporting period, driven by elevated yields. High-yield municipals and shorter-dated municipals outperformed investment-grade and longer-duration municipals.
  The Fund’s performance relative to the Index benefited from its excess yield and exposure to lower-rated municipals.
  Longer-dated exposure, as well as exposure to essential service issuers, detracted from relative returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 1 , 2015 through March 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond 1-3 Year Blend Index on 3/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of March 31, 2025.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 3/31/25 )
Share Class	1YR	5YR	10YR
Class I	3.20%	1.10%	1.10%
Bloomberg U.S. Municipal Bond Index (broad-based index)*	1.22%	1.07%	2.13%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.48%	1.43%	1.40%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of March 31, 2025.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of March 31, 2025.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 130,000,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 278,525
Investment Company Portfolio Turnover	41.53%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$130	106	$278,525	41.53%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 3/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000130293 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Short Term Municipal Bond Fund
Class Name	Class Y
Trading Symbol	DMYBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Short Term Municipal Bond Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$40	0.39%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 40	[4]
Expense Ratio, Percent	0.39%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended March 31, 2025, the Fund’s Class Y shares returned 3.27%.
  In comparison, the Bloomberg Municipal Bond 1-3 Year Blend Index (the “Index”) returned 3.48% for the same period.
What affected the Fund’s performance?
  The municipal bond market rose during the reporting period, driven by elevated yields. High-yield municipals and shorter-dated municipals outperformed investment-grade and longer-duration municipals.
  The Fund’s performance relative to the Index benefited from its excess yield and exposure to lower-rated municipals.
  Longer-dated exposure, as well as exposure to essential service issuers, detracted from relative returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 1 , 2015 through March 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond 1-3 Year Blend Index on 3/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of March 31, 2025.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 3/31/25 )
Share Class	1YR	5YR	10YR
Class Y	3.27%	1.11%	1.09%
Bloomberg U.S. Municipal Bond Index (broad-based index)*	1.22%	1.07%	2.13%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.48%	1.43%	1.40%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of March 31, 2025.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of March 31, 2025.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 130,000,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 278,525
Investment Company Portfolio Turnover	41.53%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$130	106	$278,525	41.53%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 3/31/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.